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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-00825

American Growth Fund, Inc.
110 16th Street
Suite 1400
Denver, Colorado 80202

303-626-0600
800-525-2406

Date of fiscal year end: 07/31/2008
Date of reporting period: 01/31/2008

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory,disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


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Item 1 Reports to Stockholders
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(cover, photograph)

American Growth Fund, Inc.
Semi Annual Report
for the six months ended January 31, 2008

-- cover (page one) --
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(photograph, Robert Brody)

Dear Shareholders:
Since my last letter to you in our Annual Report, your American Growth Fund shares value has decreased primarily due to a general decline in the national and world markets. Specifically in the computer, software service, and the semi conductor industries. We saw nice gains in the biotechnology industry. Lately there has been a lot of negative news concerning the sub prime and Wall Street stock firm industries. Your Fund does not own stock in either of these unstable sectors. Instead, we chose to add the steel and medical service industries to bolster your portfolio.

Recently there has been much in the news that we are already in a recession, or at least a severe economic slow down. The FED is supportive of this position as they have lowered interest rates aggressively and increased the growth of the money supply to help "jump start" the sagging economy. These actions will help form the building blocks for the next economic recovery. History has shown us that a slow down or a recession usually lasts about 6 to 9 months. While only history will tell us what will be, it is our feeling that the future of American economy is still robust in the long term. We feel that the computer, semiconductor and biotechnology industries, which are our largest holdings, are all in a position to benefit from the upcoming market.

We at American Growth Fund are optimistic about the position of our portfolio to take advantage of this moderate economy expansion. We believe these three industries will be the upcoming leaders based on our 49 years of experience.

My staff and I are always available to discuss your account or answer any question you might have. Please call our toll free number at 800 525-2406 or, in Colorado, at 303 626-0600.


American Growth Fund wishes you A Good Future!


Sincerely,

(graphic, Robert Brody's signature)

Robert Brody



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How American Growth Fund, Inc. Has Its Shareholders' Money Invested
STATEMENT OF INVESTMENTS
January 31, 2008 (unaudited)


	                                                          Market
Description of Security	                           Shares	  Value

COMMON STOCK

                  Computer & Peripherals Industry  36.31%
Hewlett Packard Company...........................139,100	$ 6,084,568
     (A designer and manufacturer of precision electronic products.)
Cisco Systems*.....................................80,000	  1,960,000
     (The leading supplier of high-performance inter-networking products.)
EMC Corp.*.........................................70,000	  1,110,900
     (Designs, manufactures, markets, and supports high performance storage products for selected mainframe and open computing systems.)
                                                                 ----------
		                                                  9,155,468

                     Semiconductor Industry  11.02%
Intel Corp.........................................56,000	  1,187,200
     (A leading manufacturer of integrated circuits.)
Texas Instruments, Inc.............................37,000	  1,144,410
     (The leading supplier of digital signal processors and analog devices.)
Integrated Device Technology*......................60,000	    447,000
     (Produces digital integrated circuits.)	                 ----------
 		                                                  2,778,610

                     Biotechnology Industry  9.24%
Amgen Inc.*........................................50,000	  2,329,500
     (Utilizes biotechnology to develop human pharmaceutical products.)
                                                                 ----------


*Non-income producing security
See accompanying notes to financial statements.

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How American Growth Fund, Inc. Has Its Shareholders' Money Invested
STATEMENT OF INVESTMENTS
January 31, 2008 (unaudited)


	                                                          Market
Description of Security	                           Shares	  Value


                 Semiconductor Capital Equipment  7.66%
Novellus Systems*..................................40,000	  $ 950,400
     (Designs, manufactures, markets and services equipment used in the fabrication of integrated circuits.)
Applied Materials..................................40,000	    716,800
     (Produces semiconductor water fabrication equipment.)
Teradyne, Inc.*....................................24,000	    263,280
     (The world's largest producer of automated test equipment for
     semiconductors.)		                                 ----------
		                                                  1,930,480

                          Drug  7.42%
Cephalon Inc.*.....................................28,500	  1,870,455
     (A biopharmaceutical company which develops and markets products to
     treat neurological and sleep disorders, cancer and pain.)	 ----------

                   Insurance Industry  4.47%
AXA ADS*...........................................32,824	  1,126,520
     (The holding company of an international group of insurance and
     related financial services.)		                 ----------

                    Steel (General)  4.04%
Cleveland Clitts*..................................10,000	  1,018,400
     (Managing six active mines; North Americas largest producer of iron ore pellets.)

                    Medical Services  4.03%
United Health Group*...............................20,000	  1,016,800
     (A diversified health and well-being company)		 ----------



*Non-income producing security
See accompanying notes to financial statements.

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How American Growth Fund, Inc. Has Its Shareholders' Money Invested
STATEMENT OF INVESTMENTS
January 31, 2008 (unaudited)

	                                                          Market
Description of Security	                           Shares	  Value


                 Entertainment Industry  2.50%
Time Warner, Inc...................................40,000	    629,600
     (A leading internet/media provider.)		         ----------

                    Medical Supplies  2.30%
Cardinal Health, Inc...............................10,000	    579,700
     (A leading provider of products and services for the health care
     industry.)		                                         ----------

       Computer Software and Services Industry  2.27%
Fair, Isaac & Co...................................22,500	    573,750
     (Provides decision-making solutions to clients in the financial
     services, telecommunications and retail industries.)	 ----------

               Electrical Equipment  2.10%
Trimble Navigation*................................20,000	    529,000
     (Provides advanced positioning solutions to commercial and government users in many markets including surveying, construction, agriculture,
     urban and resource management and military.)		 ----------

           Wireless Networking Industry  1.84%
Network Appliance, Inc.*                           20,000	    464,400
     (A leading supplier of network attached data storage and access
     devices, called filers.)		                         ----------




*Non-income producing security
See accompanying notes to financial statements.
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How American Growth Fund, Inc. Has Its Shareholders' Money Invested
STATEMENT OF INVESTMENTS
January 31, 2008 (unaudited)

	                                                          Market
Description of Security	                           Shares	  Value


                 Auto and Truck  1.81%
Oshkosh Truck Co...................................10,000	  $ 457,600
     (Engages in the design, manufacture and marketing of various
     specialty vehicles and vehicle bodies worldwide.)		 ----------



Total Common Stocks (cost $39,336,400) - 97.01%                  24,460,283
                                                                 ----------
Total Investments, at Market Value
	(cost $39,336,400).........................97.01%	 24,460,283
Cash and Receivable, Less Liabilities...............2.99%	    752,658
                                               ----------        ----------
Net Assets........................................100.00%	$25,212,941



*Non-income producing security
See accompanying notes to financial statements.

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Financial Statements
AMERICAN GROWTH FUND, INC.
STATEMENT OF ASSETS AND LIABILITIES, JANUARY 31, 2008
(unaudited)

ASSETS:
Investments, at market value (cost $39,336,400)................$ 24,460,283
Cash................................................................156,230
Receivables:
   Investment sold..................................................614,869
   Shares of beneficial interest sold................................23,560
   Dividends..........................................................4,600
   Interest.............................................................457
                                                                 ----------
Total assets.....................................................25,259,999
                                                                 ----------
LIABILITIES:
Shares of beneficial interest redeemed                               16,008
12b-1 fees............................................................9,105
Management fee.......................................................21,945
                                                                 ----------
Total liabilities....................................................47,058
                                                                 ----------
NET ASSETS                                                     $ 25,212,941
                                                                 ==========
COMPOSITION OF NET ASSETS:
Paid-in capital................................................$ 50,053,589
Accumulated net investment loss ...................................(531,119)
Accumulated net realized loss from investment transactions.......(9,433,412)
Net unrealized depreciation of investments......................(14,876,117)
                                                                 ----------
Net assets.....................................................$ 25,212,941
                                                                 ==========
NET ASSET VALUE PER SHARE:
Class A Shares:
      Net asset value and redemption price per share (based on
      net assets of $6,643,749 and 2,250,958 shares of
      beneficial interest outstanding)	                             $ 2.95
      Maximum offering price per share (net asset value plus
      sales charge of 5.75% of offering price) 	                     $ 3.13
Class B Shares:
      Net asset value, redemption price and offering price per
      share (based on net assets of $3,817,635 and 1,415,476
      shares of beneficial interest outstanding)	             $ 2.70
Class C Shares:
      Net asset value, redemption price and offering price per
      share (based on net  assets of $4,493,403 and 1,668,116
      shares of beneficial interest outstanding)	             $ 2.69
Class D Shares:
      Net asset value and redemption price per share (based on
      net assets of $10,258,154 and 3,375,630 shares of
      beneficial interest outstanding)	                             $ 3.04
      Maximum offering price per share (net asset value plus
      sales charge of 5.75% of offering price)  	             $ 3.23


See accompanying notes to financial statements.
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Financial Statements
AMERICAN GROWTH FUND, INC.
STATEMENT OF OPERATIONS FOR THE SIX MONTHS ENDED JANUARY 31, 2008
(unaudited)

INVESTMENT INCOME:
      Dividends ...................................................$ 68,666
      Interest ......................................................16,051
                                                                 ----------
Total investment income..............................................84,717
	                                                         ----------
EXPENSES:
Investment advisory fees (Note 4)...................................149,051
Administration expenses (Note 4)....................................109,303
Transfer agent, shareholder servicing and data processing fees......101,731
Accounting Fees......................................................33,865
Rent expense (Note 4)................................................38,909
Custodian fees (Note 3)...............................................4,362
Professional fees....................................................39,153
Registration and filing fees:
      Class A........................................................10,224
      Class B.........................................................6,555
      Class C.........................................................7,176
      Class D........................................................16,250
Distribution and service fees:
Class A..............................................................11,454
Class B..............................................................24,386
Class C..............................................................27,129
Directors fees (Note 4)...............................................6,200
Other expenses.......................................................30,088
                                                                 ----------
Total expenses......................................................615,836
	                                                         ----------
Net Investment Loss................................................(531,119)
	                                                         ----------
REALIZED AND UNREALIZED GAIN OR LOSS ON INVESTMENTS:
Net realized gain on investments..................................1,004,718
Net change in unrealized depreciation on investments.............(4,720,637)
                                                                 ----------
Net loss on investments..........................................(3,715,919)
                                                                 ----------
Net decrease in net assets resulting from operations...........$ (4,247,038)
                                                                 ==========
See accompanying notes to financial statements.
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Financial Statements
AMERICAN GROWTH FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS

                                                   Six Months
                                                   Ended         Year Ended
	                                           January 31,   July 31,
	                                           2008	         2007
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS: ------------------------
Net investment loss................................$ (531,119)	 $ (936,232)
Net realized gain (loss) on investments.............1,004,718	 (4,341,319)
Net change in unrealized depreciation on
investments........................................(4,720,637)    9,665,776
Net increase (decrease) in net assets resulting    ------------------------
from operations ...................................(4,247,038)	  4,388,225

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Dividends from net investment income:
Class A............................................         -	          -
Class B............................................         -	          -
Class C............................................         -	          -
Class D............................................         -	          -
Distributions from net realized gain:
Class A............................................         -	          -
Class B............................................         -	          -
Class C............................................         -	          -
Class D............................................         -	          -

BENEFICIAL INTEREST TRANSACTIONS:
Net increase (decrease) in net assets resulting from
beneficial interest transactions (Note 2):
Class A................................................81,525       238,194
Class B..............................................(865,906)	   (486,929)
Class C...............................................(53,798)	   (212,231)
Class D..............................................(418,322)	 (2,206,480)
Net change in net assets derived from beneficial   ------------------------
interest transactions..............................(1,256,501)	 (2,667,446)
                                                   ------------------------
Total increase (decrease)..........................(5,503,539)	  1,720,779
Net Assets - Beginning of year.....................30,716,480 	 28,995,701
                                                   ------------------------
Net Assets - End of period.......................$ 25,212,941  $ 30,716,480)
		                                   ========================
See accompanying notes to financial statements.
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Financial Highlights

		         Six Months
			      Ended    Class A
		        January 31,    Year Ended July 31,
			(unaudited)
	                       2008    2007    2006    2005    2004    2003
	                       ----    ----    ----    ----    ----    ----
Per Share Operating Data:
Net Asset Value,
   Beginning of Period........$3.44   $2.98   $3.00   $2.61   $2.65   $2.15
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Income (loss) from investment
operations:
Net investment loss3..........(0.06)  (0.09)  (0.08)  (0.08)  (0.04)  (0.01)
Net realized and unrealized
gain (loss)...................(0.43)   0.55    0.06    0.47       -    0.51
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Total income (loss) from
investment operations.........(0.49)   0.46   (0.02)   0.39   (0.04)   0.50
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Dividends and distributions to shareholders:
Dividends from net investment
income............................-       -       -	  -	  -	  -
Book return of capital............-    	  -	  -	  -	  -	  -
Distributions from net realized
gain..............................-	  -	  -	  -	  -       -
Total dividends and
distributions to shareholders.....-	  -	  -	  -	  -	  -
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Net Asset Value, End of
Period.                       $2.95   $3.44   $2.98   $3.00   $2.61   $2.65
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Total Return at Net Asset
Value1......................(14.2)%   15.4%  (0.7)%    14.9% (1.5)%   23.3%
Ratios/Supplemental Data:
Net assets, end of period
(in thousands)...............$6,644  $7,674  $6,452  $6,331  $5,586  $4,576
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Ratio to average net assets:
Net investment loss........(3.44)%4 (2.83)% (2.80)% (2.97)% (3.18)% (4.05)%
Expenses.....................4.01%4   3.67%   3.55%   3.65%   3.73%   4.71%
Portfolio Turnover Rate2......11.3%    0.0%    0.0%    4.9%    2.2%    0.0%


1. Assumes a hypothetical initial investment on the business day before the first day of the fiscal period with all dividends and distributions reinvested in additional shares on the reinvestment date and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in total returns.
2. The lesser of purchases and sales of portfolio securities for a period, divided by the monthly average of the market value of securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (other than short-term securities) for the six months ended January 31, 2008, aggregated $3,264,980 and $4,057,876, respectively.
3. Net investment income (loss) per share is based upon relative daily net asset values.
4. Annualized.

See accompanying notes to financial statements.
-- page 10 --
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Financial Highlights

		         Six Months
			      Ended    Class B
		        January 31,    Year Ended July 31,
			(unaudited)
	                       2008    2007    2006    2005    2004    2003
	                       ----    ----    ----    ----    ----    ----
Per Share Operating Data:
Net Asset Value,
   Beginning of Period........$3.16   $2.75   $2.79   $2.45   $2.50   $2.05
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Income (loss) from investment
operations:
Net investment loss3..........(0.07)  (0.12)  (0.17)  (0.14)  (0.05)  (0.01)
Net realized and unrealized
gain (loss)...................(0.39)   0.53    0.13    0.48       -    0.46
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Total income (loss) from
investment operations.........(0.46)   0.41   (0.04)   0.34   (0.05)   0.45
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Dividends and distributions to shareholders:
Dividends from net investment
income............................-       -       -	  -	  -	  -
Book return of capital............-       -       -	  -	  -	  -
Distributions from net
realized gain.....................-       -       -	  -	  -	  -
Total dividends and
distributions to shareholders.....-       -       -	  -	  -	  -
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Net Asset Value, End of
Period........................$2.70   $3.16   $2.75   $2.79   $2.45   $2.50
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Total Return at Net Asset
Value1......................(14.6)%   14.9%  (1.4)%   13.9%  (2.0)%   22.0%
Ratios/Supplemental Data:
Net assets, end of period
(in thousands)...............$3,818  $5,318  $5,054  $5,712  $5,600  $4,859
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Ratio to average net assets:
Net investment loss........(4.11)%4 (3.57)% (3.57)% (3.75)% (3.96)% (4.78)%
Expenses.....................4.68%4   4.39%   4.31%   4.42%   4.51%   5.45%
Portfolio Turnover Rate2......11.3%    0.0%    0.0%    4.9%    2.2%    0.0%


1. Assumes a hypothetical initial investment on the business day before the first day of the fiscal period with all dividends and distributions reinvested in additional shares on the reinvestment date and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in total returns.
2. The lesser of purchases and sales of portfolio securities for a period, divided by the monthly average of the market value of securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (other than short-term securities) for the six months ended January 31, 2008, aggregated $3,264,980 and $4,057,876, respectively.
3. Net investment income (loss) per share is based upon relative daily net asset values.
4. Annualized.


See accompanying notes to financial statements.
-- page 11 --
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Financial Highlights

		         Six Months
			      Ended    Class C
		        January 31,    Year Ended July 31,
			(unaudited)
	                       2008    2007    2006    2005    2004    2003
	                       ----    ----    ----    ----    ----    ----
Per Share Operating Data:
Net Asset Value,
   Beginning of Period........$3.15   $2.75   $2.78   $2.45   $2.50   $2.05
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Income (loss) from investment
operations:
Net investment loss3......... (0.07)  (0.11)  (0.04)  (0.14)  (0.02)  (0.03)
Net realized and unrealized
gain (loss)...................(0.39)   0.51    0.01    0.47   (0.03)   0.48
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Total income (loss) from
investment operations.........(0.46)   0.40   (0.03)   0.33   (0.05)   0.45
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Dividends and distributions to shareholders:
Dividends from net investment
income............................-       -       -	  -	  -	  -
Book return of capital............-       -       -	  -	  -	  -
Distributions from net
realized gain.....................-       -       -	  -	  -	  -
Total dividends and
distributions to shareholders.....-       -       -	  -	  -	  -
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Net Asset Value, End of
Period........................$2.69   $3.15   $2.75   $2.78   $2.45   $2.50
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Total Return at Net Asset
Value1                      (14.6)%   14.6%  (1.1)%   13.5%  (2.0)%   22.0%
Ratios/Supplemental Data:
Net assets, end of period
(in thousands)...............$4,493  $5,350  $4,855  $4,268  $4,337  $2,995
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Ratio to average net assets:
Net investment loss........(4.14)%4 (3.56)% (3.50)% (3.75)% (3.93)% (4.78)%
Expenses.....................4.71%4   4.39%   4.24%   4.43%   4.48%   5.46%
Portfolio Turnover Rate2......11.3%    0.0%    0.0%    4.9%    2.2%    0.0%


1. Assumes a hypothetical initial investment on the business day before the first day of the fiscal period with all dividends and distributions reinvested in additional shares on the reinvestment date and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in total returns.
2. The lesser of purchases and sales of portfolio securities for a period, divided by the monthly average of the market value of securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (other than short-term securities) for the six months ended January 31, 2008, aggregated $3,264,980 and $4,057,876, respectively.
3. Net investment income (loss) per share is based upon relative daily net asset values.
4. Annualized.


See accompanying notes to financial statements.
-- page 12 --
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Financial Highlights

		         Six Months
			      Ended    Class D
		        January 31,    Year Ended July 31,
			(unaudited)
	                       2008    2007    2006    2005    2004    2003
	                       ----    ----    ----    ----    ----    ----
Per Share Operating Data:
Net Asset Value,
   Beginning of Period........$3.54   $3.05   $3.06   $2.67   $2.70   $2.19
---------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss3          (0.06)  (0.09)  (0.19)  (0.18)  (0.18)  (0.13)
Net realized and unrealized
gain (loss)...................(0.44)   0.58    0.18    0.57    0.15    0.64
---------------------------------------------------------------------------
Total income (loss) from
investment operations.........(0.50)   0.49   (0.01)   0.39   (0.03)   0.51
---------------------------------------------------------------------------
Dividends and distributions to shareholders:
Dividends from net investment
income............................-       -       -	  -	  -	  -
Book return of capital............-       -       -	  -	  -	  -
Distributions from net realized
gain..............................-       -       -	  -	  -	  -
Total dividends and
distributions to shareholders.....-       -       -	  -	  -	  -
---------------------------------------------------------------------------
Net Asset Value, End of
Period........................$3.04   $3.54   $3.05   $3.06   $2.67   $2.70
---------------------------------------------------------------------------
Total Return at Net Asset
Value1......................(14.1)%   16.1%  (0.3)%   14.6%  (1.1)%   23.3%
Ratios/Supplemental Data:
Net assets, end of period
(in thousands)..............$10,258 $12,374 $12,635 $14,310 $14,356 $16,983
---------------------------------------------------------------------------
Ratio to average net assets:
Net investment loss........(3.13)%4 (2.55)% (2.56)% (2.76)% (3.02)% (3.90)%
Expenses.....................3.70%4   3.36%   3.31%   3.43%   3.56%   4.58%
Portfolio Turnover Rate2......11.3%    0.0%    0.0%    4.9%    2.2%    0.0%


1. Assumes a hypothetical initial investment on the business day before the first day of the fiscal period with all dividends and distributions reinvested in additional shares on the reinvestment date and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in total returns.
2. The lesser of purchases and sales of portfolio securities for a period, divided by the monthly average of the market value of securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (other than short-term securities) for the six months ended January 31, 2008, aggregated $3,264,980 and $4,057,876, respectively.
3. Net investment income (loss) per share is based upon relative daily net asset values.
4. Annualized.


See accompanying notes to financial statements.
-- page 13 --
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Notes to Financial Statements

1.  Summary of Significant Accounting Policies
American Growth Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund's primary investment objective is to seek capital appreciation. The Fund's investment advisor is Investment Research Corporation (IRC). The Fund offers Class A, Class B, Class C and Class D shares. Class D shares are available to shareholders of accounts established prior to March 1, 1996. Class A and Class D shares are sold with a front-end sales charge. Class B and Class C shares may be subject to a contingent deferred sales charge. All classes of shares have identical rights to earnings, assets and voting privileges, except that each class has its own distribution and/or service plan and expenses directly attributable to that class and exclusive voting rights with respect to matters affecting that class. Class B shares will automatically convert to Class A shares seven years after date of purchase. The following is a summary of significant accounting policies consistently followed by the Fund.
Reclassifications - Accounting principles generally accepted in the United States of America require that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended January 31, 2008, the Fund decreased its net investment loss and decreased paid in capital by $531,119.
Investment Valuation - Investment securities are valued at the last quoted sales price as reported by the principal securities exchange on which the security is traded. If no sale is reported, or if the security is not traded on an exchange, value is based on the average of the latest bid and asked prices. Short-term debt securities having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. Allocation of Income, Expenses, Gains and Losses - Income, expenses (other than those attributable to a specific class), gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
Federal Income Taxes - No provision for federal income or excise taxes has been made because the Fund intends to comply with the provisions of subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Classification of Distributions to Shareholders - The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.
Security Transactions and Related Investment Income - Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions and unrealized appreciation and depreciation of investments are reported on an identified cost basis which is the same basis used for federal income tax purposes.
Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
New Accounting Pronouncement - On July 13, 2006, The Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. On January 31, 2008, the Fund implemented FIN 48. Management has reviewed the tax positions for each of the open tax years, 2004 to 2007, and has determined that the implementation of FIN 48 did not have a material impact on the financial statements of the Fund.
FASB SFAS 157 - In December, 2005, the Financial Accounting Standards Board ("FASB") released Financial Accounting Standard Board Statement No. 157 Fair Value Measurements ("SAFS 157"). SFAS 157 establishes a fair valuation hierarchy to increase consistency and comparability in fair value measurements and related disclosures. The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or

-- page 14 --
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Notes to Financial Statements

liabilities (Level 1) and the lowest priority to unobservable inputs (Level
3). SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007. At this time management believes that the adoption of SFAS 157 will have no material impact on the financial statements of the Fund.

2.  Shares of Beneficial Interest
The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:


				   Six Months Ended	    Year Ended
				   January 31, 2008        July 31, 2007
	                         Shares      Amount      Shares      Amount
---------------------------------------------------------------------------

Class A:
Sold	                        282,641   $ 981,520     707,839 $ 2,404,186
Dividends and distributions
reinvested                            -	          -	      -	          -
Redeemed	               (262,258)   (899,995)   (641,497) (2,165,992)
                                -------------------------------------------
Net increase	                 20,383    $ 81,525      66,342   $ 238,194
---------------------------------------------------------------------------
Class B:
Sold	                         47,487	  $ 142,268	191,345	$   586,838
Dividends and distributions
reinvested                            -	          -	      -	          -
Redeemed	               (317,229) (1,008,174)   (342,197) (1,073,767)
                                -------------------------------------------
Net decrease	               (269,742) $ (865,906)   (150,852) $ (486,929)
---------------------------------------------------------------------------
Class C:
Sold	                        193,416	  $ 612,353	500,225	$ 1,536,987
Dividends and distributions
reinvested	                      -	          -	      -	          -
Redeemed	               (223,357)   (666,151)   (568,493) (1,749,218)
                                -------------------------------------------
Net decrease	                (29,941)  $ (53,798)   (68,268)	 $ (212,231)
---------------------------------------------------------------------------
Class D:
Sold	                          5,357	   $ 18,456     21,402	   $ 73,168
Dividends and distributions
reinvested	                      -	          -	     -	          -
Redeemed                       (128,187)   (436,778)  (661,003)  (2,279,648)
                                -------------------------------------------
Net decrease	               (122,830) $ (418,322)  (639,601)	$(2,206,480)

3.  Unrealized Gains and Losses on Investments
The identified tax cost basis of investments at July 31, 2007 was $40,120,443. Net unrealized depreciation on investments of $10,155,480, based on identified tax cost as of July 31, 2007, was comprised of gross appreciation of $4,861,794 and gross depreciation of $15,017,274.


-- page 15 --
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Notes to Financial Statements

4.  Underwriting, Investment Advisory Contracts and Service Fees
Under the investment advisory contract with IRC, the advisor receives annual compensation for investment advice, computed and paid monthly, equal to 1% of the first $30 million of the Fund's average annual net assets and 0.75% such assets in excess of $30 million. The Fund pays its own operating expenses.
Class B and Class C shares are subject to annual service and distribution fees of 0.25% and 0.75% of average daily net assets, respectively. Class A shares are subject to annual service and distribution fees of 0.25% and 0.05% of average daily net assets, respectively.
For the six months ended January 31, 2008 commissions and sales charges paid by investors on the purchase of Fund shares totaled $23,905 of which $10,809 was retained by World Capital Brokerage, Inc. ("WCB"), an affiliated broker/dealer which serves as the underwriter and distributor of the Fund. Sales charges advanced to broker/dealers by WCB on sales of the Fund's Class B and C shares totaled $10,463. For the six months ended January 31, 2008, WCB received contingent deferred sales charges of $6,444 upon redemption of Class B and C shares, as reimbursement for sales commissions advanced by WCB upon the sale of such shares.
No payments were made by the Fund to WCB for brokerage commission on securities transactions.
Certain officers of the Fund are also officers of WCB and IRC. For the six months ended January 31, 2008, the Fund paid directors' fees and expenses of $6,200.
For the six months ended January 31, 2008, under an agreement with IRC, the Fund was charged $109,303 for the costs and expenses related to employees of IRC who provided administrative, clerical and accounting services to the Fund. In addition, the Fund was charged $38,909 by an affiliated company of IRC for the rental of office space.

5.  Federal Income Tax Matters
Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.
At July 31, 2007, the Fund had available for federal income tax purposes an unused capital loss carryover of approximately $6,714,363, of which $1,915,926 expires 2011, $1,926,517 expires 2012, $2,254,368 expires 2013 and $617,552 expires 2015.
The Fund distributes net realized capital gains, if any, to its shareholders at least annually, if not offset by capital loss carryovers. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to the differing treatment of net operating losses, foreign currency and tax allocations. Accordingly, these permanent differences in the character of income and distributions between financial statements and tax basis have been reclassified to paid-in capital.
As of July 31, 2007 the components of distributable losses on a tax basis were as follows:
	Capital loss carry forward	  (6,714,363)
	Unrealized depreciation	         (10,155,480)
	Post-October loss		  (3,723,767)
	                                 ------------
				         (20,593,610)
				         ============
Under the current tax law, capital losses realized after October 31 and prior to the Funds fiscal year end may be deferred as occurring on the first day of the following year.

-- page 16 --
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Analysis of Expenses (unaudited)
As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end sales charges with respect to Class A and D shares or contingent deferred sales charges ("CDSC") with respect to Class B and C shares; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. The tables below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The tables below are based on an investment of $1,000 invested on August 1, 2007 and held for the six months ended January 31, 2008.

Actual expenses
This table provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled "Expenses Paid During the Period".

For the six months ended January 31, 2008

		Actual
		Total Return
		Without		Beginning	Ending		Expenses
		Sales		Account		Account		Paid During
		Charges(1)	Value		Value	     	The Period(2)
		-------------------------------------------------------------
Class A		(14.24)%	$1,000.00	$857.60		$18.47
Class B		(14.52)%	$1,000.00	$854.40		$21.52
Class C		(14.60)%	$1,000.00	$854.00		$21.65
Class D		(14.12)%	$1,000.00	$858.80		$17.05
(1) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class A shares or the applicable Contingent Deferred Sales Charges ("CDSC") with respect to Class C Shares. Total return is not annualized, as it may not be representative of the Total Return for the year.
(2) Expenses are equal to the annualized expense ratio of 4.01%, 4.68%, 4.71% and 3.70% for the Funds Class A, B, C, and D shares, respectively, multiplied by the average account value over the period multiplied by 181/365 (to reflect the one half-year period.)

Hypothetical example for comparison purposes
The table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other mutual funds. To do so, compare this 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of other mutual funds.
Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. The example does not reflect the deduction of contingent deferred sales charges ("CDSC") with respect to Class B and C shares. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transaction costs were included, your costs would have been higher.

-- page 17 --
---------------------------------------------------------------------------

For the six months ended January 31, 2008

                Hypothetical
                Annualized      Beginning       Ending        	Expenses
                Total          	Account         Account      	Paid Expenses
                Return          Value           Value      	The Year(1)
                -----------------------------------------------------------
Class A		5.00%		$1,000.00	$1,004.91	$19.93
Class B		5.00%		$1,000.00	$1,001.59	$23.23
Class C		5.00%		$1,000.00	$1,001.44	$23.37
Class D		5.00%		$1,000.00	$1,006.45	$18.41
 (1) Expenses are equal to the annualized expense ratio of 4.01%, 4.68%, 4.71% and 3.70% for the Funds Class A, B, C, and D shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period.)

Allocation of Portfolio Assets
(Calculated as a percentage of Net Assets)

January 31, 2008

	Sector Breakdown

	Computer & Peripherals			 36.31%
	Semiconductor				 11.02%
	Biotechnology				  9.24%
	Semiconductor Capital Equipment	  	  7.66%
	Drug					  7.42%
	Insurance				  4.47%
	Steel					  4.04%
	Medical Services			  4.03%
	Entertainment				  2.50%
	Medical Supplies			  2.30%
	Computer Software and Services	  	  2.27%
	Electrical Equipment			  2.10%
	Wireless Networking			  1.84%
	Auto and Truck 				  1.81%
	-----------------------------------------------
	Total Investments - Common Stocks        97.01%
	Cash and Receivables, less Liabilities	  2.99%
	-----------------------------------------------
	Total Net Assets		        100.00%



NOTICE TO SHAREHOLDERS at January 31, 2008 (Unaudited)
How to Obtain a Copy of the Funds Proxy Voting Policies

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling 1-800-525-2406 or on the SECs website at http://www.sec.gov.

-- page 18 --
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How to Obtain a Copy of the Funds Proxy Voting Records for the 12-Month
Period
Ended June 30, 2007

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-800-525-2406. Furthermore, you can obtain the Funds proxy voting records on the SECs website at http://www.sec.gov.

Quarterly Filings on Form N-Q

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds Form N-Q is available on the SECs website at http://www.sec.gov. The
Funds Form N-Q may be reviewed and copied at the SECs Public Reference
Room in Washington, DC and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Information included in the Funds Form N-Q is also available by calling 1-800-525-2406.

INFORMATION ABOUT TRUSTEES AND OFFICERS (Unaudited)

This chart provides information about the Trustees and Officers who oversee your Fund. Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.

INDEPENDENT TRUSTEES

Name, Address, and Age
Position(s) Held with Fund
Term of Office1 and Length of Time Served
Principal Occupation(s) During Past 5 Years
Number of Portfolios in Fund Complex Overseen by Director
Other Directorships Held by Director

Robert Brody2 (82)
110 Sixteenth Street,
Suite 1400
Denver, Colorado
President, Director
Since August 1958
See below for affiliations with Investment Research Corporation (the Adviser or IRC) and Distributor
1
World Capital Brokerage, Inc., Investment Research Corporation

Michael J. Baum, Jr. (90)
111 Emerson #525
Denver, Colorado
Director and Audit Committee Member
Since December 1971
Investor in securities and real estate; engaged in mortgage financing, president of Baum Securities, M & N Investment Company and First Ave. Corp. all of which are real estate investment companies.
1
None

Eddie R. Bush (68)
1400 W. 122nd Ave.
Suite 100
Westminster, Colorado
Director and Audit Committee Member (financial expert)	Since September 1987
Certified Public Accountant
1
None

-- page 19 --
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Harold Rosen (80)
1 Middle Road
Englewood, CO
Director
Since December 1995
Owner of Bi-Rite Furniture Stores.
1
None

John Pasco III (61)
8730 Stony Point Parkway
Suite 205
Richmond,  VA  23235
Director
Since December 2006
Mr. Pasco is Treasurer and a Director of Commonwealth Shareholder Services, Inc. ("CSS"); President and Director of First Dominion Capital Corp. ("FDCC"), the Company's underwriter; President and Director of Fund Services, Inc., the Company's Transfer and Disbursing Agent; President and Treasurer of Commonwealth Capital Management, Inc. (investment adviser) which also owns an interest in the investment adviser to the Third Millennium Russia Fund, another fund of the Company; President of Commonwealth Capital Management, LLC, the adviser to the Eastern European Equity Fund series of the Company, and the adviser to Genomics Fund series of the Company; President and Director of Commonwealth Fund Accounting, Inc., which provides bookkeeping services to the Company; and Chairman and Trustee of The World Insurance Trust, a registered investment company, since May, 2002. Mr. Pasco is also a certified public accountant.
1

Timothy E. Taggart (53)
110 Sixteenth Street,
Suite 1400
Denver, CO
Treasurer and Chief Compliance Officer	Since April 2004
Principal financial and accounting officer, employee of Adviser since 1983. See below for affiliation with Distributor.
N/A
N/A

Michael L. Gaughan (40)
2001 Avenue D
Scottsbluff, NE
Secretary
Since September 2004
Employee of the Fund since 1995.
N/A
N/A

The Fund's Statement of Additional Information includes additional information about the Fund's trustees, and is available without charge upon request by calling 1-800-525-2406.

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited)

At a meeting held on September 20, 2007, revisited on October 18, 2007, the board of trustees (the "Board") considered and approved the continuance of the investment advisory agreement (the "Advisory Agreement") with Investment Research Corp. (the "Advisor") pertaining to the American Growth Fund (the "Fund") for a period ending October 15, 2008. Prior to the meeting, the Board had requested detailed information from the Advisor regarding the Fund. This information formed the primary (but not exclusive) basis for the Boards determinations. Below is a summary of the factors considered by the Board and the conclusions thereto that formed the basis for the Board approving the continuance of the Advisory Agreement:
1.	The nature, extent and quality of the services provided and to be provided by the Advisor under the Advisory Agreement. The Board considered the Advisors specific responsibilities in all aspects of day-to-day

-- page 20 --
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investment management of the Fund. The Board considered the qualifications, experience and responsibilities of the portfolio managers, as well as the responsibilities of other key personnel at the Advisor involved in the day-to-day activities of the Fund, including administration, marketing and compliance. The Board noted the ongoing Advisors commitment to responsible Fund growth. The Board also considered the resources and compliance structure of the Advisor, including information regarding its compliance program, its chief compliance officer and the Advisors compliance record, and the Advisors business continuity plan. The Board also considered the prior relationship between the Fund and the Advisor, as well as the Boards knowledge of the Advisors operations. The Board concluded that the Advisor had the quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Advisory Agreement and that the nature, overall quality, cost and extent of such management services are satisfactory and reliable.
2.	The Funds historical year-to-date performance and the overall performance of the Advisor. In assessing the quality of the portfolio management services delivered by the Advisor, the Board reviewed the short-term and long-term performance of the Fund on both an absolute basis, and in comparison to the Dow Jones Industrial Average.
The Board noted the Funds one year performance (AMRGX) was 16.07% while the Dow Jones Industrial was 18.12% (as of July 31, 2007). The Board also noted that the Fund outperformed the Growth Fund of America by approximately 1%, Franklin Growth Fund by 3%, Pioneer growth by less then 1% approximately and the S&P 500 by about 4%.The Board was presented further details regarding the Funds performance by the Advisor and concluded that the fund was operating within the parameters of the Funds Objective as described in the Prospectus and that the advisors overall performance was satisfactory.
3.	The costs of the services to be provided by the Advisor and the structure of the Advisors fees under the Advisory Agreement. In considering the advisory fee and total fees and expenses of the Fund, the Board held a discussion and concluded that based on past performance and the Advisors commitment to the betterment of the Fund that the fees and expenses a ssociated with the Advisor were acceptable.
It was also noted that the Funds 12b-1 fees were at an acceptable level. After taking into account all waivers and reimbursements, the Board concluded that the 12b-1 fees paid to the Advisor were fair and reasonable in light of comparative performance and expenses.
4.	Economies of Scale. The Board also considered that economies of scale would be expected to be realized by the Advisor as the assets of the Fund grow and the Funds expense ratio begins to show signs of reduction. The
Board concluded that there were no effective economies of scale to be shared by the Advisor at current asset levels, but considered revisiting this issue in the future as circumstances changed and asset levels increased.
5.	The profits to be realized by the Advisor and its affiliates from their relationship with the Fund. The Board considered the 12b-1 fees paid to the Advisor and to affiliates for the sale and distribution of shares and shareholder service fees paid to the advisor and underwriter as well as other fees paid to affiliates. After such review, the Board determined that the profitability rates to the Advisor with respect to the Advisory Agreement are not excessive, and that the Advisor had maintained adequate profit levels to support the services to the Fund.

No single factor was determinative of the Boards decision to approve the continuance of the Advisory Agreement. The Board based their determination on the total mix of information available to them. Based on a consideration of all the factors in their totality, the Board determined that the advisory arrangements with the Advisor, including the advisory fee, were fair and reasonable to the Fund, and that the Funds shareholders received reasonable value in return for the advisory fees paid. The Board therefore determined that the continuance of the Advisory Agreement would be in the best interests of the Fund and its shareholders.

HYPOTHETICAL PERFORMANCE CHARTS
The following charts compare the change in value of a $10,000 investment in the American Growth Fund versus the Dow Jones Industrial Average (DJII). Returns reflect a sales load for Class A and D while Class B and C are without a sales load.
Performance data quoted represents past performance and is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so that an investors shares, when redeemed, may be worth more or less than their original cost. Current performance data to the most recent month end can be obtained by calling 1-800-525-2406.

-- page 21 --
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(chart)
		 A	 B	 C	 D	 Dow Jones Average
1/31/1998	 10,000  10,000  10,000  10,000  10,000.00
1/31/1999	 10,681  11,265  11,254  10,713  11,837.00
1/31/2000	 10,390  10,867  10,867  10,443  13,837.00
1/31/2001	 7,956 	 8,249 	 8,258 	 8,007 	 13,758.00
1/31/2002	 4,755 	 4,892 	 4,897 	 4,813 	 12,547.00
1/31/2003	 2,900 	 2,962 	 2,950 	 2,949 	 10,186.00
1/31/2004	 4,295 	 4,353 	 4,343 	 4,382 	 13,265.00
1/31/2005	 3,793 	 3,800 	 3,803 	 3,867 	 13,267.00
1/31/2006	 4,392 	 4,368 	 4,373 	 4,493 	 13,742.00
1/31/2007	 4,853 	 4,787 	 4,777 	 4,966 	 15,964.00
1/31/2008	 4,114 	 4,039 	 4,028 	 4,229 	 16,000.00


-- page 22 --
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On 3/1/96, the Fund adopted a multi-class distribution arrangement to issue additional classes of shares, designated as Class A, Class B and Class C shares. Shares existing prior to 3/1/96 became Class D shares. Class A and Class D shares are subject to a maximum front-end sales charge of 5.75%, Class B shares are subject to a maximum contingent deferred sales charge of 5% and Class C shares are subject to a 1% contingent deferred sales charge within the first year of purchase. The Fund may incur 12b-1 expenses up to an annual maximum of .30 of 1% on its average daily net assets of its Class A shares, 1% of its average daily net assets of its Class B shares, and 1% of its average daily net assets of its Class C shares. Class D shares have no 12b-1 fees. Performance figures for Class D shares include the 5.75% initial sales charge and assume the reinvestment of income dividends and capital gain distributions. Performance quoted represents past performance. The investment return and principal value of an investment will fluctuate so that the investors shares, when redeemed, may be worth more or less than their original cost. This material must be preceded or accompanied by a current prospectus. If you have not received, or need a current prospectus, please feel free to call for one at 1-800-525-2406. Please read the prospectus carefully before investing. Period ending 01/31/2008. For current performance figures please call 1-800-525-2406.

		                        5 years		10 years
                        1 year		annualized	annualized
                        (unaudited)	(unaudited)	(unaudited)
Class D without load	-14.85%		7.48%		-7.70%
Class D with load*	-19.79%		6.20%		-8.25%
Class A without load	-15.23%		7.24%		-7.95%
Class A with load*	-20.05%		5.95%		-8.50%
Class B without load	-15.63%		6.40%		-8.67%
Class C without load	-15.67%		6.43%		-8.69%
*Includes a 5.75% sales charge based on a $10,000 initial purchase.

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CUSTODIAN: UMB Bank NA Investment Services Group, 928 Grand Blvd, Fifth
Floor, Kansas City, MO 64106
RETIREMENT PLAN CUSTODIAN: UMB Bank NA Investment Services Group, 928 Grand Blvd, Fifth Floor, Kansas City, MO 64106
INDEPENDENT AUDITORS: Tait, Weller & Baker LLP, 1818 Market St., Suite 2400, Philadelphia, PA 19103
LEGAL COUNSEL: Jones & Keller, World Trade Center, 1625 Broadway, 16th Floor, Denver, CO 80202
UNDERWRITER/DISTRIBUTOR: World Capital Brokerage, Inc., 110 Sixteenth Street, Suite 1400, Denver, CO 80202

OFFICERS AND DIRECTORS INVESTMENT ADVISOR
Robert Brody President and Director
Timothy E. Taggart Treasurer
Michael J. Baum Director
Eddie R. Bush Director
Harold Rosen Director
John Pasco III Director

Investment Research Corporation
110 Sixteenth Street, Suite 1400
Denver, CO 80202
OFFICERS AND DIRECTORS
Robert Brody President, Treasurer, and Director
Timothy E. Taggart Executive Vice President and Director

3/2008

-- back cover (page 24) --
---------------------------------------------------------------------------

---------------------------------------------------------------------------
---------------------------------------------------------------------------
Item 2 Code of Ethics
---------------------------------------------------------------------------
---------------------------------------------------------------------------

American Growth Fund, Inc. has adopted a Code of Ethics that applies to its Principal Executive Officer and Principal Financial Officer. American Growth Fund, Inc. will provide to any person without charge, upon request, a copy of the Code of Ethics. Such request can be made to American Growth Fund, Inc. by calling 800-525-2406 or by writing to:

American Growth Fund, Inc.
110 Sixteenth Street
Suite 1400
Denver, CO 80202

The Code of Ethics for American Growth Fund is as follows:

AMERICAN GROWTH FUND, INC.
CODE OF ETHICS


American Growth Fund, Inc.'s code of ethics statement of general principles are listed below, and all advisory and access persons are expected to adhere to them at all times.

	1.	All advisory and access persons have a duty at all times to
	place the interests of shareholders first.

	2.	All personal securities transactions are to be conducted
	consistent with the code of ethics and in such a manner as to avoid any actual or potential conflict of interest or any abuse of any individual's position of trust and responsibility; and

	3.	No advisory or access person will take inappropriate
	advantage of their position.

A.  "Definitions"

1.	"Fund" means American Growth Fund, Inc.

2.	"Access person" means officer, or advisory person of the Fund.

3.	"Advisory person" means (a) any employee of the Fund or of any company in a control relationship to the Fund, who, in connection with his regular functions or duties, makes, participates in, or obtains information regarding the purchase or sale of a security by the Fund, or whose functions relate to the making of any recommendations with respect to such purchases or sales; and (b) any natural person in a control relationship to the Fund who obtains information concerning recommendations made to the Fund with regard to the purchase or sale of a security. A person does not become an "advisory person" simply by virtue of the following: (i) normally assisting in the reports, but not receiving information about current recommendations or trading; or (ii) a single instance of obtaining knowledge of current recommendations or trading activity, or infrequently and inadvertently obtaining such knowledge.

4.	A security is "being considered for purchase or sale" when a recommendation to purchase or sell a security has been made and is being acted upon.

5.	"Beneficial ownership" shall be interpreted in the same manner as it would be in determining whether a person is subject to the provisions of
Section 16 of the Securities Exchange Act of 1934 and the rules and regulations thereunder, except that the determination of direct or indirect beneficial ownership shall apply to all securities which an access person has or acquires.

6.	"Control" shall have the same meaning as that set forth in Section
2(a)(9) of the Investment Company Act of 1940.

7.	"Purchase or sale of a security" includes, inter alia, the purchase or sale of an instrument defined below as a security and the writing of an option to purchase or sell a security.

8.	"Security" shall have the meaning set forth in Section 2(a)(36) of the Investment Company Act, except that it shall not include shares of registered open-end investment companies, securities issued by the Government of the United States, short term debt securities which are "government securities" within the meaning of Section 2(a)(16) of the Investment Company Act, bankers' acceptances, bank certificates of deposit, commercial paper, and such other money market instruments as designated by the Board of Directors for the Fund.

9.	"Security held or to be acquired" by the Fund means any security as defined herein which within the most recent 15 days, (i) is or has been held by the Fund, or (ii) is being or has been considered by the Fund for purchase by the Fund.

B.	Applicability of Restrictions and Procedures

American Growth Fund, Inc. applies the code of ethics equally to all access persons. The only exempted transactions are:

1.	Purchases which are part of an automatic dividend reinvestment plan.

2.	Purchases or sales which receive the prior approval of the Board of
Directors for the Fund or the CCO because: (i) the potential harm to the Fund is remote; (ii) because they would be very unlikely to affect a highly institutional market, or (iii) because they clearly are not related economically to the securities to be purchased, sold or held by the Fund.

C.	Substantive Restrictions on Personal Investing Activities

The following restrictions apply to all access persons:

1.	Initial Public Offerings.  All access persons are prohibited from acquiring any securities in an initial public offering without receiving written prior approval from the Chief Compliance Officer.

2.	Private Placements.  All access persons must have, written, prior approval of any acquisition of securities in a private placement. This prior approval must take into account, among other factors, whether the investment opportunity should be reserved for an investment company and its shareholders, and whether the opportunity is being offered to the individual by virtue of his or her position with the Fund. Anyone authorized to acquire securities in a private placement will be required to disclose that investment if or when they play a part in any subsequent considerations of an investment in the issuer. In such a circumstance, the investment company's decision to purchase securities of the issuer would be subject to an independent review by investment personnel with no personal interest in the issuer.

3.	Blackout Periods.  All access persons are prohibited from executing a securities transaction on a day during which the Fund has a pending "buy" or "sell" order in that same security until that order is executed or withdrawn. In addition, the portfolio manager is prohibited from buying or selling a security within at least seven calendar days before and after the Fund trades in that security. Any such trades generally will be unwound or, if that is impractical, all profits from the trading will be disgorged to the appropriate investment company (or, alternatively, to a charitable organization).

4.	Ban on Short-Term Trading Profits.  In addition to the blackout periods described above, all access persons, absent permission to engage in short term trading, are prohibited from profiting in the purchase and sale, or sale and purchase, of the same (or equivalent) securities within 60 calendar days unless prior written approval is obtained from the Chief Compliance Officer ("CCO"). Any profits realized on such short-term, non CCO approved trades will be required to be disgorged.

5.	Gifts.  All access persons are prohibited from receiving any gift or other thing of more than de minimis value from any person or entity that does business with or on behalf of the Fund. Prior written approval for any gift must be obtained from the Fund.

6.	Service as a Director.  All access persons are prohibited from serving on the boards of directors of publicly traded companies, absent prior authorization based upon a determination that the board service would be consistent with the interests of the Fund and its shareholders. In the relatively small number of instances in which board service is authorized, persons serving as directors should be isolated from those making investment decision concerning the companies or company as which they serve as a director through "Chinese Wall" or other procedures.

D.	Compliance Procedures.

The following compliance procedures have been adopted in order to assure that the above restrictions are complied with by all access persons:

1.	Preclearance.  All access persons excluding the dis-interested board of directors must "preclear" all personal securities investments. Written approval must be obtained from the designated officer of the Fund prior to the order being executed.

2.	Records of Securities Transactions.  All access persons must direct their brokers to supply to a designated compliance official, on a timely basis, duplicate copies of confirmations of all personal securities transactions and copies of periodic statements for all securities accounts.

3.	Post-Trade Monitoring.  We will from time to time monitor personal investment activity by access persons after pre-clearance has been granted.

4.	Disclosure of Personal Holdings.  All access persons are required to disclose all personal securities holdings upon commencement of employment and thereafter on a quarterly basis.

5.	Certification of Compliance With Codes of Ethics.  All access persons are required to certify annually that they have read and understand the code of ethics and recognize that they are subject thereto. Further, all access persons are required to certify annually that they have complied with the requirements of the code of ethics and that they have disclosed or reported all personal securities transactions required to be disclosed or reported pursuant to the requirements of the code.

6.	Quarterly Transaction Reports. All access persons are required to submit on a quarterly basis a dated Quarterly Transaction Report as provided by the Fund. Access persons are required to disclose all security transactions in detail including; transaction type, trade date, price, name of security, number of shares, name of broker and the dollar amount of transaction. Access persons must also provide copies of all statements for all accounts held regardless of whether there was a transaction in that quarter reported.

7.	Review by The Board of Directors.  The Fund's management will prepare an annual report to the board of directors that, at a minimum  ---

	a.	Summarizes existing procedures concerning personal investing
	and any changes in the procedures made during the past year;

	b.	Identifies any violations requiring significant remedial
	action during the past year; and

	c.	Identifies any recommended changes in existing restrictions
	or procedures based upon the Fund's experience under its code of ethics, evolving industry practices, or developments in applicable laws or regulations.

E.	Sanctions

Upon discovering a violation of this Code, the Board of Directors or CCO may impose such sanctions as it deems appropriate, including, inter alia, a letter of censure or suspension or termination of the employment of the violator.

F.	Review Process

All monthly reports will be reconciled back to their pre-approved list by a non-interested person. The CCO will perform an additional review.


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Item 3 Audit Committee Financial Expert
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(a)	Ed Bush serves as a non-independent audit committee financial
	expert for American Growth Fund, Inc.'s Audit Committee. Ed Bush is a CPA with a private practice.

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Item 4 Principal Accountant Fees and Services
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(a)     Audit Fees
        The fee for the audit by Tait, Weller & Baker, LLP. for the fiscal year ended July 31, 2006 was $25,000. Actual expenses for the audit conducted by Anton Collins Mitchell, LLP for fiscal year ended July 31, 2007 totaled $26,125.

        Tait, Weller & Baker, LLP. has provided no other services to us.

(e)(1) 	Audit Committees Pre-Approval Policies and Procedures
	The Audit Committee has not adopted pre-approval policies and procedures. The Audit Committee approves the engagement of the American Growth Fund, Inc.'s accountant to render audit or non-audit services before the accountant is engaged by American Growth Fund,Inc. All services provided to American Growth Fund Inc. during 2005 and 2004 were pre-approved by the audit committee.

(f)	All services were performed by the principal accounts full time,
	permanent employees.

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Item 5 Audit Committee of Listed Registrants
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(a)     American Growth Fund, Inc. Audit Committee:
        Ed Bush - CPA with a private practice (Financial Expert)
        Michael J Baum Jr - Investor in securities and real estate; engaged in mortgage financing, president of Baum Securities, M & N Investment Company and First Ave. Corp. all of which are real estate investment companies.

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Item 6 Schedule of Investments
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Included in the before presented Annual Report.

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Item 7 Disclosure of Proxy Voting Policies and Procedures for Closed-End
Management Investment Companies
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n/a
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Item 8 Portfolio Managers of Closed-End Management Investment Companies.
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n/a
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Item 9 Purchases of Equity Securities by Closed-End Management Investment
Company and Affiliated Purchases
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n/a
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Item 10 Submission of Matters to a Vote of Security Holders
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None.
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Item 11 Controls and Procedures
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The registrants principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report on Form N-CSR, that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the investment company in the reports that it files or submits under the Securities Exchange Act of 1940 is recorded, processed, summarized and reported within the time periods specified in the Commissions rules and forms.


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Item 12 Exhibits
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302 Certification
906 Certification
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